SUPPLEMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Cash flows from (used in) operating activities [abstract]
Summary of net change in working capital
The net change in working capital balances for the year ended December 31 shown in the consolidated statements of cash flows is comprised of the following:

(MILLIONS)	2021	2020	2019
Trade receivables and other current assets	$(515)	$(2)	$(66)
Accounts payable and accrued liabilities	(282)	(91)	17
Other assets and liabilities	81	(62)	(4)
	$(716)	$(155)	$(53)